Segment Reporting (Details Narrative) - Landsea Homes [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 20,707,000	$ 5,315,000
Arizona [Member]
Goodwill	$ 20,700,000	$ 5,300,000